Condensed Financial Statements of the Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (202,942,027)	$ (29,020,324)	¥ (37,650,417)	¥ (123,950,486)
Net cash used in investing activities	(434,469,552)	(62,128,320)		(83,807,400)
Net cash provided by financing activities	591,694,847	84,611,238	24,330,278	185,960,991
Net increase/(decrease) in cash, cash equivalents and restricted cash	(45,716,732)	(6,537,406)	(13,320,139)	(21,796,895)
Cash, cash equivalents and restricted cash at the beginning of the year	57,595,302	8,236,019	70,915,441	92,712,336
Cash, cash equivalents and restricted cash at the end of the year	¥ 11,878,570	$ 1,698,613	¥ 57,595,302	¥ 70,915,441